3. RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jun. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.  RECENT ACCOUNTING PRONOUNCEMENTS

The Company’s management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position, or cash flow.